Warrant Liabilities - Additional Information (Detail) - USD ($)					1 Months Ended	3 Months Ended				9 Months Ended		11 Months Ended	12 Months Ended
	Feb. 12, 2016	Mar. 06, 2015	Mar. 05, 2015	Nov. 18, 2014	Jul. 31, 2015	Sep. 30, 2016	Mar. 25, 2016	Dec. 31, 2015	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Feb. 12, 2016	Dec. 31, 2015	Dec. 31, 2014	Apr. 30, 2015
Class of Warrant or Right [Line Items]
Aggregate VWAP (percent)										1.00%			1.00%
Decrease in the fair value of warrants liabilities						$ (200,000)			$ (73,000)	$ (1,323,000)	$ 1,177,000		$ 515,860	$ 3,941,335
Warrants cashless exercised (in shares)													43,720
Proceeds from issuance of common stock under tender offer											1,434,000		$ 1,434,194	0
Issuance of shares upon cashless exercise warrants (in shares)													13,407
Common Stock [Member]
Class of Warrant or Right [Line Items]
Issuance of shares upon cashless exercise warrants (in shares)					905
Series A Warrants to Purchase Shares of Common Stock [Member] | IPO [Member]
Class of Warrant or Right [Line Items]
Number of common stock purchased upon issuance of warrants (in shares)				2,449,605		2,449,605				2,449,605
Exercise price of warrants exercised (in dollars per share)				$ 6.50		$ 6.50				$ 6.50
Warrants term				5 years						5 years
Series A Warrant Liability [Member]
Class of Warrant or Right [Line Items]
Warrants exercised (in shares)						24,000		24,000		24,000			24,000
Warrants outstanding (in shares)						2,425,605		2,425,605		2,425,605			2,425,605
Warrant liability						$ 509,000		$ 1,212,803		$ 509,000			$ 1,212,803	857,362
Decrease in the fair value of warrants liabilities										704,000			400,000
Gross proceeds upon exercise of warrants		$ 200,000								$ 0	156,000		156,000	$ 0
Fair value of warrants outstanding								$ 1,200,000					$ 1,200,000
Series A Warrant Liability [Member] | Common stock warrant liability [Member]
Class of Warrant or Right [Line Items]
Warrants exercised (in shares)								24,000					24,000
Warrants outstanding (in shares)						2,425,605		2,425,605		2,425,605			2,425,605	2,449,605
De-recognition of Warrant liability upon exercise													$ 42,000
Series B Warrants to Purchase Shares of Common Stock [Member]
Class of Warrant or Right [Line Items]
Number of common stock purchased upon issuance of warrants (in shares)						2,449,605		2,449,605		2,449,605			2,449,605
Exercise price of warrants exercised (in dollars per share)						$ 6.50		$ 6.50		$ 6.50			$ 6.50
Warrants term													15 months
Decrease in common stock market price												$ 6.50
Series B Warrant Liability [Member]
Class of Warrant or Right [Line Items]
Exercise price of warrants exercised (in dollars per share)			$ 6.50
Warrants exercised (in shares)			589,510
Warrants outstanding (in shares)								116,580					116,580
Warrant liability								$ 0					$ 0	$ 17,438,731
De-recognition of warrant liability			$ 6,700,000							$ 0	3,000		3,332	0
Gross proceeds upon exercise of warrants			$ 3,800,000							0	189,000		$ 3,720,713	0
Warrants cashless exercised (in shares)							102,300						1,713,045
Series B Warrant Liability [Member] | Cash Less Exercise [Member]
Class of Warrant or Right [Line Items]
De-recognition of warrant liability										593,000	$ 9,475,000		$ 12,527,991	$ 0
Series B Warrant Liability [Member] | Decrease in carrying value [Member]
Class of Warrant or Right [Line Items]
Decrease in the fair value of warrants liabilities								$ 2,700,000		$ 272,000			$ 16,600,000
Series B Warrant Liability [Member] | Common stock warrant liability [Member]
Class of Warrant or Right [Line Items]
Warrants exercised (in shares)								468					468
Warrants outstanding (in shares)								116,580					116,580	2,449,605
De-recognition of Warrant liability upon exercise													$ 3,332
Series B Warrant Liability [Member] | Common stock warrant liability [Member] | Cash Less Exercise [Member]
Class of Warrant or Right [Line Items]
Warrants exercised (in shares)	102,300					102,300		1,713,045		102,300		102,300	1,713,045
De-recognition of Warrant liability upon exercise, shares issued	485,202									485,202			5,879,560
De-recognition of Warrant liability upon exercise	$ 593,000									$ 593,000			$ 12,527,991
Series B Warrant Liability [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
De-recognition of warrant liability													$ 12,500,000
Issuance of shares upon cashless exercise warrants (in shares)													5,879,560
Series C Warrant [Member]
Class of Warrant or Right [Line Items]
Number of common stock purchased upon issuance of warrants (in shares)						590,415		590,415		590,415			590,415
Exercise price of warrants exercised (in dollars per share)			$ 6.25
Warrant liability						$ 115,000		$ 462,437		$ 115,000			$ 462,437
Decrease in the fair value of warrants liabilities										$ 347,000			2,600,000
Warrants cashless exercised (in shares)					905
Proceeds from issuance of common stock under tender offer					$ 5,882
Fair value of warrants outstanding								$ 500,000					$ 500,000
Series C Warrant [Member] | Common stock warrant liability [Member]
Class of Warrant or Right [Line Items]
Exercise price of warrants exercised (in dollars per share)															$ 6.25
Warrants outstanding (in shares)						590,415		590,415		590,415			590,415
Warrants cashless exercised (in shares)					905
Proceeds from issuance of common stock under tender offer					$ 5,882
Series C Warrant [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Issuance of shares upon cashless exercise warrants (in shares)					905